FOR USE BY BANKS ONLY
                                                                 April 9, 1997
                        THE DREYFUS FUND INCORPORATED
                          Supplement to Prospectus
                             Dated April 1, 1997
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 026s040997BNK